Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 17, 2023
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
CIK	dei_EntityCentralIndexKey	0001667919
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 17, 2023
Effective Date	dei_DocumentEffectiveDate	Mar. 20, 2023
Prospectus Date	rr_ProspectusDate	Mar. 20, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A